Share Based Compensation (Details 3) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Range 6 [Member]
Stock Options Outstanding Summary [Line Items]
Exercise Price, Lower Range Limit	$ 49.05
Exercise Price, Upper Range Limit	$ 62.23
Number Outstanding | shares	210,000
Weighted Average Remaining Contractual Life	3 months 22 days
Weighted Average Exercise Price	$ 54.12
Aggregate Intrinsic Value | $	$ 0
Range 7 [Member]
Stock Options Outstanding Summary [Line Items]
Exercise Price, Lower Range Limit	$ 51.60
Exercise Price, Upper Range Limit	$ 98.87
Number Outstanding | shares	136,000
Weighted Average Remaining Contractual Life	1 year 5 months 12 days
Weighted Average Exercise Price	$ 70.64
Aggregate Intrinsic Value | $	$ 0